Operating leases - Future Minimum Lease Payments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	$ 13,970	$ 14,255
1 year
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	2,969	3,315
2 to 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	6,387	6,651
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	$ 4,614	$ 4,289